Consolidated Schedule of Investments (unaudited)
January 31, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Oversea Chinese Banking Corp. Ltd./NY, 3.75%, 04/17/26	$3,650	$3,649,679
Total Certificates of Deposit — 1.0% (Cost: $3,649,985)		3,649,679
Commercial Paper
American Electric Power Co., Inc., 3.83%, 02/17/26(a)	1,040	1,038,012
American Honda Finance Corp.
3.88%, 03/09/26	3,500	3,485,729
3.93%, 04/10/26	1,775	1,761,528
Archer-Daniels-Midland Co.
3.69%, 02/18/26(a)	3,480	3,473,232
3.69%, 03/05/26(a)	1,750	1,743,919
Bay Square Funding LLC
3.74%, 02/25/26(a)	3,000	2,991,928
3.76%, 04/07/26(a)	2,750	2,730,910
Britannia Funding Co. LLC, 3.74%, 02/19/26(a)	3,560	3,552,610
Brookfield BRP Holdings Canada, Inc.
3.89%, 03/10/26	3,500	3,485,330
3.89%, 03/18/26	1,590	1,581,957
Brookfield Corporate Treasury Ltd., 3.96%, 03/26/26(a)	3,580	3,558,478
Brookfield Renewable Corp., 3.89%, 03/24/26	2,500	2,485,748
Bunge Ltd. Finance Corp., 3.91%, 03/09/26(a)	580	577,614
Cabot Trail Funding LLC, 3.76%, 04/08/26(a)	3,580	3,554,777
Chesham Finance Ltd./Chesham Finance LLC, 3.76%, 04/17/26	3,900	3,868,885
Concord Minutemen Capital Co. LLC
3.69%, 02/04/26(a)	3,500	3,498,209
3.79%, 03/02/26(a)	3,310	3,299,224
DBS Bank Ltd., 3.70%, 03/05/26(a)	3,410	3,398,140
DTE Electric Co., 3.83%, 03/06/26	4,230	4,214,304
Duke Energy Corp., 3.76%, 02/23/26(a)	3,500	3,491,243
Eaton Capital ULC, 3.80%, 02/04/26(a)	3,780	3,778,006
Engie SA, 3.82%, 02/10/26(a)	5,000	4,994,168
EssilorLuxottica SA, 3.65%, 02/09/26(a)	1,750	1,748,225
Extra Space Storage LP
3.86%, 02/19/26(a)	2,920	2,913,753
3.89%, 03/04/26(a)	3,140	3,128,841
Fidelity National Information Services, Inc., 3.82%, 02/09/26(a)	6,660	6,652,942
Florida Power & Light Co., 3.77%, 02/05/26	250	249,843
Glencore Funding LLC
3.92%, 02/17/26(a)	2,660	2,654,801
3.95%, 03/04/26(a)	2,320	2,311,638
Helvetica Funding Co. LLC, 3.76%, 04/28/26(a)	3,600	3,567,176
Home Depot, Inc. (The), 3.66%, 02/24/26	3,000	2,992,401
Hqla Funding LLC, 3.76%, 02/13/26(a)	3,630	3,624,704
Hydro-Quebec, 3.65%, 02/06/26(a)	3,970	3,967,182
Hyundai Capital America
3.79%, 02/11/26(a)	1,250	1,248,422
3.89%, 03/19/26(a)	2,750	2,735,795
Ionic Funding LLC
3.72%, 02/03/26	3,580	3,578,520
3.78%, 02/24/26	890	887,673
Koch Cos. LLC, 3.65%, 03/05/26	3,480	3,468,048
Komatsu Finance America, Inc.
3.69%, 04/06/26(a)	3,570	3,546,012
3.69%, 04/15/26(a)	2,340	2,322,170
Security	Par (000)	Value
Lime Funding LLC
3.69%, 02/06/26(a)	$1,750	$1,748,744
3.75%, 03/06/26(a)	820	817,018
Longship Funding LLC, 3.75%, 03/25/26	2,000	1,988,810
Lseg U.S. Fin Corp., 3.86%, 03/13/26	6,680	6,650,042
Macquarie Group Ltd.
3.90%, 04/08/26	3,570	3,543,912
3.90%, 04/22/26	2,520	2,497,807
Marriott International Inc., 3.90%, 03/31/26	1,340	1,331,357
Marriott International Inc/MD, 3.89%, 03/20/26(a)	3,680	3,660,597
Marubeni Finance America LLC, 3.91%, 02/25/26	1,940	1,934,537
Mitsubishi Corp. Americas
3.70%, 02/24/26(a)	3,520	3,510,988
3.72%, 03/11/26	3,000	2,987,656
Mitsubishi HC Finance America LLC, 3.93%, 03/16/26	3,880	3,861,012
National Bank of Kuwait/New York NY, 3.78%, 03/30/26(a)	3,450	3,428,740
NextEra Energy Capital Holdings, Inc., 3.88%, 03/09/26(a)	1,000	995,917
NTT Finance Americas, Inc., 3.85%, 02/25/26	1,875	1,869,803
Nutrien Ltd.
3.88%, 02/20/26(a)	3,590	3,581,887
3.89%, 03/04/26	2,000	1,992,885
Overwatch Bravo Funding LLC
3.74%, 03/03/26(a)	2,170	2,162,803
3.76%, 03/19/26(a)	1,750	1,741,278
Parker-Hannifin Corp.
3.84%, 02/17/26(a)	1,460	1,457,205
3.86%, 03/19/26(a)	1,000	994,877
Penske Truck Leasing Co. LP, 4.06%, 03/27/26	630	626,047
Reliance Funding Co. LLC
3.71%, 02/13/26(a)	4,000	3,994,236
3.79%, 04/10/26(a)	2,040	2,025,085
Resolute Funding Co. LLC, 3.79%, 03/24/26(a)	4,000	3,977,803
Ryder System, Inc., 3.78%, 02/04/26	1,000	999,476
Salisbury Receivables Co. LLC, 3.71%, 02/11/26(a)	2,300	2,297,163
Sumitomo Corp. of Americas, 3.85%, 02/23/26	3,500	3,491,033
Sumitomo Mitsui Trust Bank Ltd/Singapore, 3.73%, 03/31/26(a)	3,500	3,478,372
Toyota Industries Commercial Finance, Inc., 3.73%, 03/09/26(a)	3,440	3,426,499
Verto Capital Compartment B, 3.71%, 02/13/26(a)	1,930	1,927,219
Verto Capital I Compartment A, 3.71%, 02/11/26(a)	2,000	1,997,533
Verto Capital I Compartment D, 3.71%, 02/13/26(a)	2,230	2,226,787
Virginia Electric & Power Co.
3.81%, 02/18/26	3,750	3,742,477
3.82%, 02/26/26	2,120	2,113,945
WEC Energy Group, Inc., 3.77%, 02/02/26(a)	1,200	1,199,623
Total Commercial Paper — 58.9% (Cost: $208,453,155)		208,443,270
U.S. Treasury Obligations(b)
U.S. Treasury Bill
3.62%, 02/10/26	7,000	6,994,438
3.62%, 02/19/26	10,000	9,982,995
3.62%, 04/02/26	10,000	9,940,836
3.66%, 02/24/26	12,500	12,472,322
3.67%, 03/24/26	10,000	9,949,442
3.70%, 03/31/26	9,500	9,445,188
3.71%, 03/03/26	15,000	14,956,198
3.81%, 02/26/26	5,000	4,987,939

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
3.85%, 02/05/26	$15,000	$14,995,510
3.88%, 02/12/26	15,000	14,985,029
Total U.S. Treasury Obligations — 30.8% (Cost: $108,691,785)		108,709,897
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	42,250,000	42,250,000
Total Money Market Funds — 11.9% (Cost: $42,250,000)		42,250,000
Total Investments — 102.6% (Cost: $363,044,925)		363,052,846
Liabilities in Excess of Other Assets — (2.6)%		(9,343,811)
Net Assets — 100.0%		$353,709,035

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$21,030,000	$21,220,000 (a)	$—	$—	$—	$42,250,000	42,250,000	$269,001	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	11,152	03/18/26	$353,050	$24,424,113
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$3,649,679	$—	$3,649,679
Commercial Paper	—	208,443,270	—	208,443,270
U.S. Treasury Obligations	—	108,709,897	—	108,709,897
Money Market Funds	42,250,000	—	—	42,250,000
	$42,250,000	$320,802,846	$—	$363,052,846
Derivative Financial Instruments(a)
Assets
Equity Contracts	$24,424,113	$—	$—	$24,424,113

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.